Subsequent event	12 Months Ended
Dec. 31, 2015
Subsequent event
Subsequent event

29. Subsequent event

        In the first quarter of 2016, the Group further acquired 26.18% equity interest in Feiyuan from the existing shareholders of Feiyuan at the cash consideration of RMB 65,452. After the acquisition, the Group holds totally 68.79% equity interest in Feiyuan and exerts control on it. The main purpose of the acquisition is to enlarge the Group's in-house delivery capacities for the Group's product delivery. The acquisition would be accounted for as a business combination and the results of operations of Feiyuan from the acquisition date would be included in the Group's consolidated financial statements. The initial accounting for a business combination is incomplete, for particular assets, liabilities, noncontrolling interests which recognized in the financial statements are not determined. This is because the financial statements of Feiyuan under U.S. GAAP as of the acquisition date are not completed.